Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
(a) Components of Current and Deferred Tax Expense
The components of current and deferred income tax expense attributable to income for the years ended December 31, 2016, 2015 and 2014 are as follows:

(in US$ millions)	2016	2015	2014
Current income tax	0.4	—	—
Deferred income tax	17.5	28.2	24.4
Total Income tax expense	17.9	28.2	24.4

(b) Components of Income Tax Expense
VTTI Energy Partners LP is a Marshall Islands limited partnership which is managed and controlled in the United Kingdom (UK). We are not subject to corporation income tax in the Marshall Islands and we are considered transparent for UK taxation purposes and not subject to tax in our own name in the UK, except for our UK subsidiary holding company. A reconciliation between the income tax expense resulting from applying the Marshall Islands or United Kingdom statutory income tax rate and our reported income tax expense has not been presented as it would not provide useful information to the users of our financial statements. However, our subsidiaries operate and earn income in various countries and are subject to taxation laws in those countries. Changes in levels of income, changes in tax laws, and the locations and jurisdictions of our terminals, can affect the Partnership’s overall effective taxable expense. The table below includes income tax expense by jurisdiction after applying the local applicable statutory rate to profit before tax and adjustments for permanent differences and other items is as follows:

(in US$ millions)	2016	2015	2014
The Netherlands	3.2	8.9	8.6
USA	3.7	3.7	3.1
Malaysia	7.9	6.4	2.2
Belgium	3.4	2.5	1.7
United Kingdom	0.1	—	(0.3)
Total expense before adjustments	18.3	21.5	15.3
Functional currency differences in taxation	(1.1)	5.8	12.1
Other permanent differences and nondeductible items	0.7	0.9	0.6
Valuation allowance reversal	—	—	(3.6)
Total income tax expense	17.9	28.2	24.4

(c) Components of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 are presented below.

(in US$ millions)	2016	2015
Deferred tax assets:
Interest rate swaps	2.1	2.7
Pension obligation and other temporary differences	5.1	2.8
Tax loss carry forwards	31.7	47.9
Property, plant and equipment	1.4	1.5
Total deferred tax assets before valuation allowance	40.3	54.9
Valuation allowance	—	—
Total deferred tax assets before netting	40.3	54.9
Netting positions	(16.1)	(26.6)
Net deferred tax assets	24.2	28.3
Deferred tax liabilities:
Property, plant and equipment	86.0	81.6
Deferred foreign exchange results	—	1.1
Foreign exchange forward contracts	6.8	8.5
Other temporary differences	1.2	1.2
Total deferred tax liabilities before netting	94.0	92.4
Netting positions	(16.1)	(26.6)
Net deferred tax liabilities	77.9	65.8

Net operating loss carryforwards totaling $90.3 million at December 31, 2016 are available to reduce future taxable earnings. These net operating loss carryforwards include $63.5 million with no expiration date; the remaining carryforwards have expiration dates between 2031 and 2034 and relate to our Seaport Canaveral terminal.
A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The valuation allowances amounted $0 million as of December 31, 2016 and 2015, respectively. During the year ended December 31, 2014 we reversed a valuation allowance in the amount of $3.6 million related to the deferred tax asset for tax loss carry forwards from transferred pre-fiscal unity losses in the Netherlands.
The net deferred tax asset and liability as of December 31, 2016 and December 31, 2015 is classified in the consolidated balance sheets as non-current.
The Partnership had no unrecognized tax benefits as of December 31, 2016 and 2015. During the years ended December 31, 2016, 2015 and 2014, the Partnership did not incur any significant interest or penalties on its tax returns. The Partnership is not currently under examination by any U.S. federal, state or non-US tax authorities except for our Seaport Canaveral Terminal entity which is under examination for the 2014 tax year. The following table summarizes the earliest tax years that remain subject to examination by major taxable jurisdictions in which the Partnership operates:

Jurisdiction	Earliest open year	Ongoing examinations
USA	2009	2014
United Kingdom	2014	None
Belgium	2015	None
UAE	N/A	N/A
Malaysia	2010	None
The Netherlands	2014	None
Marshall Islands	N/A	N/A

(d) Netherlands Fiscal Unity
Within a fiscal unity the participating entities are jointly and severally liable for corporate income tax liabilities originating from the period in which the fiscal unity existed.
Up until August 2008 the Netherlands terminals of the Partnership formed part of a fiscal unity for the corporate income tax of which Vitol Holdings B.V. was the fiscal parent company. As a result of the acquisition by MISC in terms of the Share Purchase Agreement in August 2010, this fiscal unity was unwound and a new fiscal unity was formed to incorporate the Netherlands terminals of the Partnership, of which VTTI was the parent company. As of August 1, 2014 this fiscal unity ceased to exist and a new fiscal unity was formed consisting of all Netherlands entities within the Partnership with VTTI Operating as the parent.
(e) Tax Filings in Other Jurisdictions
The Partnership files consolidated and standalone income tax returns in various foreign jurisdictions. In the normal course of business, our income tax filings are subject to review by various taxing authorities. In connection with such reviews, disputes could arise with the tax authorities over the interpretation or application of certain income tax rules related to our business in that tax jurisdiction. Such disputes may result in future tax and interest and penalty assessments by these tax authorities. The ultimate resolution of tax contingencies will take place upon the earlier of (i) the settlement date with the applicable tax authorities in either cash or agreement of income tax positions or (ii) the date when the tax authorities are statutorily prohibited from adjusting the Partnership’s tax computations.